Commitments and Contingencies (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012
Linn Energy, LLC [Member]
Loss Contingencies [Line Items]
Amount of general unsecured claims from termination agreements	$ 51
Distribution received under termination agreement		28
Recovery of bankruptcy claim included in gains (losses) on oil and natural gas derivatives		$ 22